Fair Value - Schedule of Carrying Value and Fair Value Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Fair Value | JP Morgan Credit Facility
Debt, fair value	$ 230,369	$ 222,448	$ 257,560
Fair Value | P&A Facility
Debt, fair value		10,000	18,000
Fair Value | Red Fish Blue Fish, LLC
Debt, fair value	44,817	44,160	42,677
Fair Value | Aperture Media Partners, LLC
Debt, fair value			3,482
Carrying Value | JP Morgan Credit Facility
Debt, carrying value	225,989	216,608	249,223
Carrying Value | P&A Facility
Debt, carrying value		9,794	17,712
Carrying Value | Red Fish Blue Fish, LLC
Debt, carrying value	$ 42,092	41,546	40,471
Carrying Value | Aperture Media Partners, LLC
Debt, carrying value			$ 3,184